Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) yr fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Retirement age | yr	65
EBP 001
EBP, Description of Plan [Line Items]
Pretax annual compensation, percent	75.00%
Automatic deferral rate, percentage	4.00%
Matching percentage	4.00%
Forfeited non-vested account	$ 19,605	$ 80,137
Forfeited non-vested funds, reduced	30,723	$ 40,845
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing amount, percent	50.00%
Primary residence, maximum borrowing term	15 years
Basis spread on variable rate	1.00%
EBP 001 | Trustee
EBP, Description of Plan [Line Items]
Revenue credits	$ 29,682
EBP 001 | Mutual funds
EBP, Description of Plan [Line Items]
Number of plans offered | fund	32
EBP 001 | Common collective trust fund
EBP, Description of Plan [Line Items]
Number of plans offered | fund	1
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
General loan term range	1 year
EBP 001 | Minimum | EBP, Bargaining Agreements
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage	0.00%
EBP 001 | Minimum | EBP, Discretionary Employer Contribution
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage	2.00%
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
General loan term range	5 years
EBP 001 | Maximum | EBP, Bargaining Agreements
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage	4.00%
EBP 001 | Maximum | EBP, Discretionary Employer Contribution
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage	4.00%